Schedule of trade receivables by geography (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receivables	$ 853	$ 1,950
United States Market [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	530	37
Europe country [member]
IfrsStatementLineItems [Line Items]
Trade receivables	279	1,913
Asia/pacific [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 44